SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment information by geographical area
Number of business segments | segment	1
Revenue	$ 2,092,032	$ 1,749,133	$ 5,389,014
Europe
Segment information by geographical area
Revenue	1,863,032	1,600,633	466,471
Rest of the world
Segment information by geographical area
Revenue	$ 229,000	$ 148,500	4,393,303
United States
Segment information by geographical area
Revenue			$ 529,240
Major customer one
Segment information by geographical area
Percentage of entity's revenue	12.00%	28.00%	57.00%
Major customer two
Segment information by geographical area
Percentage of entity's revenue	9.00%	9.00%	9.00%
Major customer three
Segment information by geographical area
Percentage of entity's revenue	8.00%	9.00%	6.00%